Trade and Other Payables - Summary of Trade and Other Payables (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables [abstract]
Trade payables	€ 434	€ 377
Value added tax and sales taxes payable	181	148
Other current liabilities	23	24
Trade and other payables	€ 638	€ 549